Share based payments	12 Months Ended
Dec. 31, 2021
Share based payments [Abstract]
Share based payments
5. Share based payments
Share-based Compensation Plans
Amryt’s Equity Incentive Plan
Amryt’s Equity Incentive Plan was adopted by a special resolution on September 23, 2019. Prior to such date, we granted options under a prior employee share option plan, which had the same terms and conditions as the Equity Incentive Plan. On September 24, 2019, all options held under our prior share option plan were rolled over into options to subscribe for our ordinary shares with the key terms including strike price, vesting and the expiration date of such rolled over options remaining the same as they were on the issue date of the options under the prior share option plan. The Equity Incentive Plan was approved for amendment by the Board on May 18, 2020, and August 3, 2021. The purpose of the Plan is to provide for the granting of Equity Incentives to Directors and Employees of, and Consultants to, the Company or any Associated Company.
On July 10, 2019, the shareholders of the Company approved a resolution to give authority to the Company to undertake a consolidation of the existing ordinary shares in the capital of the Company under which every six existing ordinary shares were consolidated into one ordinary share. In the table below, for presentational purposes, the number of share options under the Amryt’s Equity Incentive Plan outstanding at January 1, 2019 and the share options granted and lapsing during the year ended December 31, 2019 have been restated to reflect the 2019 6-for-1 share consolidation.
Chiasma Equity Incentive Plan
When Amryt acquired Chiasma in August 2021, the Chiasma Stock Option and Incentive Plan transferred across to Amryt. Each outstanding and unexercised Chiasma Stock Option or RSU, whether vested or not vested, ceased to represent a right to acquire shares of Chiasma common stock and were converted into an option to purchase Amryt ADSs on the same terms and conditions as were applicable under such Chiasma Stock Option and Incentive Plan immediately prior to the acquisition.
No new stock option or RSUs will be granted under the Chiasma stock option and incentive plan.
Terms and Conditions of New Grants and Grants Under the Chiasma Equity Incentive Plan
The terms and conditions of new grants are as follows, whereby all options are settled by physical delivery of shares:
Vesting conditions
The employee share options vest following a period of service by the officer or employee. The required period of service is determined by the Remuneration Committee at the date of grant of the options (usually the date of approval by the Remuneration Committee). There are no market conditions associated with the share option vesting periods.

Contractual life
The term of an option is determined by the Remuneration Committee provided that the term may not exceed a period of seven to ten years from the date of grant. All options will terminate 90 days after termination of the option holder’s employment, service or consultancy with the Group except where a longer period is approved by the Board of Directors. Under certain circumstances involving a change in control of the Group, some options will automatically accelerate and become exercisable in full as of a date specified by the Board of Directors.
The number and weighted average exercise price (in Sterling pence) of share options per ordinary share granted under Amryt's Equity Incentive Plan and the Chiasma stock option and incentive plan is as follows:
	Amryt Equity Incentive Plan			Chiasma Stock Option and Incentive Plan
	Units	Weighted average exercise price (Sterling pence)		Units	Weighted average exercise price (Sterling pence)
Balance at January 1, 2019 (pre share consolidation)	19,505,130	19.2	p	—	—
Balance at January 1, 2019 (restated for 6:1 share consolidation)	3,250,855	115.20	p	—	—
Granted	11,330,641	117.01	p	—	—
Lapsed	(99,776)	197.66	p	—	—
Exercised	—	—		—	—
Outstanding at December 31, 2019	14,481,720	116.00	p	—	—
Exercisable at December 31, 2019	2,468,310	109.08	p	—	—

Balance at 1 January 2020	14,481,720	116.00	p	—	—
Granted	4,432,000	144.76	p	—	—
Lapsed	(87,119)	113.42	p	—	—
Exercised	(72,953)	120.72	p	—	—
Outstanding at December 31, 2020	18,753,648	122.79	p	—	—
Exercisable at December 31, 2020	5,866,152	114.24	p	—	—

Balance at January 1, 2021	18,753,648	122.79	p	—	—
Granted	11,337,459	190.88	p	—	—
Transferred to Amryt on acquisition	—	—		18,139,060	189.07	p
Forfeited	(1,288,165)	174.97	p	(4,098,425)	226.22	p
Exercised	(300,000)	93.00	p	(3,320,515)	116.35	p
Outstanding at December 31, 2021	28,502,942	147.83	p	10,720,120	197.40	p
Exercisable at December 31, 2021	9,347,338	118.87	p	8,005,390	192.35	p

The fair value of the Amryt equity award is estimated at the date of grant using the Black-Scholes pricing model, taking into account the terms and conditions attached to the grant. The fair value of the Chiasma equity awards transferred to Amryt on acquisition were measured in accordance with IFRS 2. The portion of the value of the equity transferred to Amryt attributable to pre-combination service is included in the consideration at the date of acquisition. The portion of the equity awards transferred to Amryt attributable to post combination service is estimated at the date of transfer using Black Scholes pricing model, taking into account the terms and conditions attached to the grant.
The following are the inputs to the model for the equity instruments granted during the year:

	December 31, 2021 Options Inputs		December 31, 2020 Options Inputs		December 31, 2019 Options Inputs
Days to Expiration	2,555		2,555		2,555
Volatility	32% - 49%		33% - 37%		27% - 48%
Risk free interest rate	0.77% - 1.33%		0.39% - 0.46%		0.38% - 0.83%
Share price at grant per ordinary share	146.87 - 201.2	p	123.5p – 178.9	p	75.84p – 121.5	p
Share price at grant per ADS	29.37 - 40.2	p	24.7p – 35.78	p	15.16p – 24.3	p

In the year ended December 31, 2021, a total of 11,337,459 share options over ordinary shares exercisable at a weighted average price of £1.91 were granted. The fair value of share options granted in the year ended December 31, 2021, was £21,641,094/US$29,818,000.

The share options outstanding under the Amryt 2021 Equity Incentive Plan as at December 31, 2021 have a weighted remaining contractual life of 5.42 years with exercise prices ranging from £0.76 to £2.012 per ordinary share.

The share options outstanding under the Chiasma Share Option and Incentive Plan transferred across to Amryt on acquisition. As at December 31, 2021 they have a weighted remaining contractual life of 4.35 years with exercise prices ranging from £0.54 to £7.41 per ordinary share. No new share options will be granted under the Chiasma Stock Option and Incentive Plan.

In the year ended December 31, 2020, a total of 4,432,000 share options exercisable at a weighted average price of £1.4476 were granted. The fair value of share options granted in the year ended December 31, 2020, was £6,416,000/US$8,230,000. In 2019, a total of 11,330,641 share options exercisable at a weighted average price of £1.17 were granted. The fair value of share options granted in 2019 were £13,258,000/US$16,919,000. There were no new share options granted in 2018.
The share options outstanding as at December 31, 2020, have a weighted remaining contractual life of 5.45 years with exercise prices ranging from £0.76 to £1.79. The share options outstanding as at December 31, 2019 had a weighted remaining contractual life of 6.19 years with exercise prices ranging from £0.76 to £1.50. The share options outstanding as at December 31, 2018 had a weighted remaining contractual life of 4.94 years with exercise prices ranging from £0.93 to £2.88.
Restricted Share Units
Under the terms of Amryt’s Equity Incentive Plan, restricted share units (“RSUs”) to purchase 1,568,755 ordinary shares were outstanding at December 31, 2021. Under the terms of this plan, RSUs are granted to officers, consultants and employees of the Group at the discretion of the Remuneration Committee. For the year ended December 31, 2021, a total of 625,205 RSUs were granted to employees of the Company. For the year ended December 31, 2020, a total of 1,556,960 RSUs were granted to employees of the Company. The fair value of the RSUs is based on the share price at the date of grant, with the expense spread over the vesting period. The fair value of RSUs granted in the year ended December 31, 2021, was US$1,636,000. At December 31, 2021, the total RSUs granted to date have a weighted remaining contractual life of 1.9 years.

Under the terms of Chiasma’s Stock Option and Incentive Plan transferred to Amryt on acquisition, restricted share units (“RSUs”) to purchase 106,560 ordinary shares were outstanding at December 31, 2021. At December 31, 2021, the total RSUs granted to date have a weighted remaining contractual life of 1.9 years. No new RSUs will be granted under the Chiasma Stock Option and Incentive Plan.

The following table summarizes the RSU activity per ordinary share for the year:
	Amryt Equity Incentive Plan		Chiasma Stock Option and Incentive Plan
	Units	Weighted average fair value (US$)	Units	Weighted average fair value (US$)
Balance at January 1, 2020	—	—	—	—
Granted	1,556,960	$2.34	—	—
Lapsed	(7,050)	$2.32	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2020	1,549,910	$2.34	—	—
Balance at January 1, 2021	1,549,910	$2.34	—	—
Granted	625,205	$2.62	—	—
Transferred to Amryt on acquisition	—	—	202,145	$2.75
Lapsed	(243,505)	$2.35	(56,405)	$2.75
Vested	(362,855)	$2.34	(39,180)	$2.75
Outstanding at December 31, 2021	1,568,755	$2.44	106,560	$2.75

Warrants
There are no outstanding warrants at December 31, 2021 (December 31, 2020: 9,312,062). In August 2021, an Amryt institutional investor exercised subscription rights relating to 8,966,520 zero cost warrants. These warrants were issued in September 2019 as part of the Company’s acquisition of Aegerion. Certain institutional investors elected to receive warrants to subscribe for new ordinary shares of £0.06 each in Amryt (“Ordinary Shares”), in place of the same number of Ordinary Shares, as consideration for the Company’s acquisition of Aegerion and their equity investments in the Company in September 2019. Each warrant entitled the holder to subscribe for one Ordinary Share for no additional consideration.

Separate warrants consisting of 345,542 as at December 31, 2020, which were issued in connection with the admission to the AIM in 2016, are no longer outstanding; 283,389 warrants were exercised in March 2021 and 62,153 warrants lapsed in April 2021.

The 2016 Warrants outstanding as at December 31, 2020 have a weighted remaining contractual life of 0.3 years with an exercise price of £1.44. The 2016 Warrants outstanding as at December 31, 2019 had a weighted remaining contractual life of 1.3 years with an exercise price of £1.44. The 2016 Warrants outstanding as at December 31, 2018 had a weighted remaining contractual life of 2.3 years with an exercise price of £1.44.

On July 10, 2019, the shareholders of the Company approved a resolution to give authority to the Company to undertake a consolidation of the existing ordinary shares in the capital of the Company under which every six existing ordinary shares were consolidated into one ordinary share. In the table below, for presentational purposes, the number of warrants outstanding at January 1, 2019 and the warrants granted and lapsing during the years ended December 31, 2019 have been restated to reflect the 2019 6-for-1 share consolidation.
The number and weighted average exercise price (in Sterling pence) of warrants per ordinary share is as follows:
	Warrants
	Units	Weighted average exercise price (Sterling pence)
Balance at January 1, 2019 (pre share consolidation)	22,909,950	24.00	p
Balance at January 1, 2019 (restated for 6:1 share consolidation)	3,818,325	144.00	p
Granted	18,841,378	—
Lapsed	(3,472,783)	144.00	p
Exercised	(1,645,105)	—
Outstanding at 31 December 2019	17,541,815	0.03	p
Exercisable at 31 December 2019	17,541,815	0.03	p

Balance at January 1, 2020	17,541,815	0.03	p
Granted	—	—
Lapsed	—	—
Exercised	(8,229,753)	—
Outstanding at December 31, 2020	9,312,062	0.05	p
Exercisable at December 31, 2020	9,312,062	0.05	p
Balance at January 1, 2021	9,312,062	0.05	p
Granted	—	—
Lapsed	(62,153)	1.44	p
Exercised	(9,249,909)	0.05	p
Outstanding at December 31, 2021	—	0.00	p

The value of share options and RSU’s charged to the Consolidated Statement of Comprehensive Income/(Loss) during the year is as follows:
	December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Share option expense	6,531	4,134	841
RSU expense	1,810	595	—
Total share option expense	8,341	4,729	841